ACCOUNTING POLCIES	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
These unaudited interim condensed consolidated financial statements are prepared in accordance with U.S. GAAP. These unaudited interim condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Accounting Policies
Preparation of these unaudited interim condensed consolidated financial statements requires management to make judgments and estimates. Some accounting policies have a significant impact on amounts reported in these unaudited interim condensed consolidated financial statements. Other than our accounting policies adopted as a result of new guidance and as described under "Note 3 Recently Issued Accounting Standards", our accounting policies have not changed from those reported in our 2017 Annual Report on Form 20-F for the year ended December 31, 2017, filed with the SEC on March 21, 2018.